Cover	12 Months Ended
May 02, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BARNES & NOBLE EDUCATION, INC.
Entity Central Index Key	0001634117